PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 6: PREPAID EXPENSES

Prepaid expenses consist of the following as of March 31, 2023 and December 31, 2022 respectively:

	March 31,	December 31,
	2023	2022
Prepaid insurance	$-	$42,078
Prepaid interest	-	780
	$-	$42,858

For the three months ended March 31, 2023 and 2022 the Company recognized amortization of prepaid expense and prepaid insurance of $42,858 and $93,828 respectively.

NOTE 6: PREPAID EXPENSES

Prepaid expenses consist of the following as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Prepaid insurance	$42,078	$58,853
Prepaid services/other	780	104,708
	$42,858	$163,561

For the year ended December 31, 2022 and 2021 the Company recognized amortization of prepaid expense and insurance of $210,094 and $376,936 respectively.